Leases - The Company as Lessee - Schedule of operating leases (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Non current assets		$ 104,168
Liabilities		104,168
Office leases [Member]
Lessee, Lease, Description [Line Items]
Non current assets	$ 0	104,168
Liabilities		$ 104,168